Convertible Preferred Stock - Components (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Authorized Shares (in shares)	10,000,000	323,232,460
Shares Issued (in shares)	0	305,887,443
Shares Outstanding (in shares)	0	305,887,443	250,604,066
Net Carrying Value	$ 0.0	$ 344.8	$ 190.3
Liquidation Preference	$ 0.0	$ 359.4
Preferred A-1 Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 0.56965
Authorized Shares (in shares)		40,959,815
Shares Issued (in shares)		40,959,815
Shares Outstanding (in shares)		40,959,815
Net Carrying Value		$ 3.4
Liquidation Preference		$ 3.4
Preferred A-2 Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 1.57432
Authorized Shares (in shares)		48,790,097
Shares Issued (in shares)		48,590,772
Shares Outstanding (in shares)		48,590,772
Net Carrying Value		$ 10.9
Liquidation Preference		$ 11.0
Preferred B Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 3.59757
Authorized Shares (in shares)		48,326,627
Shares Issued (in shares)		48,326,627
Shares Outstanding (in shares)		48,326,627
Net Carrying Value		$ 24.9
Liquidation Preference		$ 25.0
Preferred C Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 7.04471
Authorized Shares (in shares)		69,101,902
Shares Issued (in shares)		69,101,895
Shares Outstanding (in shares)		69,101,895
Net Carrying Value		$ 56.1
Liquidation Preference		$ 70.0
Preferred C-1 Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 11.74119
Authorized Shares (in shares)		17,145,581
Shares Issued (in shares)		0
Shares Outstanding (in shares)		0
Net Carrying Value		$ 0.0
Liquidation Preference		$ 0.0
Preferred D Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 15.16420
Authorized Shares (in shares)		45,860,183
Shares Issued (in shares)		45,860,183
Shares Outstanding (in shares)		45,860,183
Net Carrying Value		$ 99.8
Liquidation Preference		$ 100.0
Preferred E Stock
Temporary Equity [Line Items]
Issuance Price Per Share (in dollars per share)		$ 19.66420
Authorized Shares (in shares)		53,048,255
Shares Issued (in shares)		53,048,151
Shares Outstanding (in shares)		53,048,151
Net Carrying Value		$ 149.7
Liquidation Preference		$ 150.0